WARRANT LIABILITY (Detail Textuals 2) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended							12 Months Ended
	May 07, 2013 Warrants	Nov. 07, 2012 Warrants	Jan. 25, 2012 Warrants	Aug. 12, 2011 Warrants	Oct. 31, 2011 Warrants	Jul. 31, 2011 Warrants	Jan. 31, 2011 Warrants	Nov. 30, 2010 Warrants	Apr. 25, 2013 Warrants Initial Purchase Agreement	Nov. 28, 2012 Warrants Initial Purchase Agreement	Jul. 19, 2013 Warrants Second Purchase Agreement	Sep. 30, 2013 Series A Warrants Second Purchase Agreement	Sep. 30, 2013 Series B Warrants Second Purchase Agreement
Class of Warrant or Right [Line Items]
Fair value of the warrants	$ 15,018	$ 13,238	$ 56,875		$ 1,363				$ 7,326,553	$ 1,181,324	$ 1,280,532	$ 2,643,449	$ 2,643,449
Method used for determining allocated fair value of the Warrants	Black Scholes Option Pricing Model	Black Scholes Option Pricing Model							Binomial Lattice model	Binomial Lattice model	Binomial Lattice model	Binomial Lattice model	Binomial Lattice model
Fair value of Common Stock									$ 0.221	$ 0.20	$ 0.19	$ 0.09	$ 0.09
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected terms			3 years		3 years	7 years	7 years	7 years	4 years 6 months 15 days	5 years	5 years	4 years 9 months 18 days	4 years 9 months 18 days
Risk free interest rate	0.35%	0.36%	0.81%		0.41%		2.69%		0.71%	0.64%	1.31%	1.39%	1.39%
Expected volatility	119.72%	129.56%	147.53%	162.03%	157.69%		170.33%		125.97%	146.32%	130.09%	121.71%	121.71%
Expected price at which holders exercise Warrants									$ 0.2232	$ 0.2232	$ 0.2431	$ 0.2431	$ 0.2431